Employee benefits, Net cost for period (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Details for net cost [Abstract]
Interest cost	$ (257)	$ (208)
Net cost for the period	19,027	22,873
Pensions and Seniority Premiums [Member]
Details for net cost [Abstract]
Current service cost	4,541	4,709
Interest cost	11,892	13,643
Net cost for the period	16,433	18,352
Termination of Employment [Member]
Details for net cost [Abstract]
Current service cost	1,727	2,178
Interest cost	867	2,343
Net cost for the period	$ 2,594	$ 4,521